Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		₩ 359,282,485		₩ 325,929,814
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	34,446,992		35,900,369
Charge off		(1,147,612)	[2]	(1,146,776)	[3]
Disposal		(277,641)		(1,400,922)
Ending balance		392,304,224		359,282,485
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		138,516,630		126,586,551
Transfer (from) to 12 month expected credit losses		3,200,712		2,891,847
Transfer (from) to lifetime expected credit losses		(3,482,541)		(3,916,612)
Transfer (from) to credit- impaired financial assets		(194,192)		(189,681)
Net increase and decrease	[1]	12,821,174		13,457,675
Charge off		0	[2]	0	[3]
Disposal		0		(313,150)
Ending balance		150,861,783		138,516,630
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		8,215,137		7,870,908
Transfer (from) to 12 month expected credit losses		(3,192,315)		(2,885,809)
Transfer (from) to lifetime expected credit losses		3,516,278		3,944,714
Transfer (from) to credit- impaired financial assets		(134,008)		(157,637)
Net increase and decrease	[1]	(255,318)		(556,142)
Charge off		0	[2]	0	[3]
Disposal		(724)		(897)
Ending balance		8,149,050		8,215,137
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		466,427		415,892
Transfer (from) to 12 month expected credit losses		(8,397)		(6,038)
Transfer (from) to lifetime expected credit losses		(33,737)		(28,102)
Transfer (from) to credit- impaired financial assets		328,200		347,318
Net increase and decrease	[1]	38,153		81,131
Charge off		(279,789)	[2]	(254,723)	[3]
Disposal		(53,241)		(89,051)
Ending balance		457,616		466,427
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		152,338,024		135,591,673
Transfer (from) to 12 month expected credit losses		6,566,663		6,009,242
Transfer (from) to lifetime expected credit losses		(9,636,590)		(9,015,428)
Transfer (from) to credit- impaired financial assets		(230,972)		(195,863)
Net increase and decrease	[1]	20,922,205		20,679,401
Charge off		0	[2]	0	[3]
Disposal		(84,433)		(731,001)
Ending balance		169,874,897		152,338,024
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		26,210,417		24,661,662
Transfer (from) to 12 month expected credit losses		(6,494,160)		(6,006,226)
Transfer (from) to lifetime expected credit losses		9,659,114		9,027,416
Transfer (from) to credit- impaired financial assets		(322,361)		(441,969)
Net increase and decrease	[1]	(222,364)		(1,030,466)
Charge off		0	[2]	0	[3]
Disposal		(180)		0
Ending balance		28,830,466		26,210,417
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		1,057,932		1,001,587
Transfer (from) to 12 month expected credit losses		(72,503)		(3,016)
Transfer (from) to lifetime expected credit losses		(22,524)		(11,988)
Transfer (from) to credit- impaired financial assets		553,333		637,832
Net increase and decrease	[1]	(146,801)		15,944
Charge off		(299,661)	[2]	(317,514)	[3]
Disposal		(139,019)		(264,913)
Ending balance		930,757		1,057,932
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		18,969,258		19,419,606
Transfer (from) to 12 month expected credit losses		390,658		351,253
Transfer (from) to lifetime expected credit losses		(674,961)		(571,971)
Transfer (from) to credit- impaired financial assets		(110,704)		(114,388)
Net increase and decrease	[1]	2,772,167		(115,242)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		21,346,418		18,969,258
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		3,951,689		4,124,576
Transfer (from) to 12 month expected credit losses		(390,593)		(350,651)
Transfer (from) to lifetime expected credit losses		675,063		572,291
Transfer (from) to credit- impaired financial assets		(158,036)		(191,777)
Net increase and decrease	[1]	88,680		(202,750)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		4,166,803		3,951,689
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		468,377		444,235
Transfer (from) to 12 month expected credit losses		(65)		(602)
Transfer (from) to lifetime expected credit losses		(102)		(320)
Transfer (from) to credit- impaired financial assets		268,740		306,165
Net increase and decrease	[1]	287,576		290,907
Charge off		(566,944)	[2]	(572,008)	[3]
Disposal		0		0
Ending balance		457,582		468,377
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		8,405,173		5,167,393
Transfer (from) to 12 month expected credit losses		43,343		15,976
Transfer (from) to lifetime expected credit losses		(94,270)		(85,337)
Transfer (from) to credit- impaired financial assets		(896)		(3,964)
Net increase and decrease	[1]	(1,810,906)		3,311,105
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		6,542,444		8,405,173
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		665,196		629,468
Transfer (from) to 12 month expected credit losses		(43,343)		(15,976)
Transfer (from) to lifetime expected credit losses		94,272		85,337
Transfer (from) to credit- impaired financial assets		(2)		(37)
Net increase and decrease	[1]	(47,466)		(33,596)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		668,657		665,196
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		18,225		16,263
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		(2)		0
Transfer (from) to credit- impaired financial assets		898		4,001
Net increase and decrease	[1]	(108)		2,402
Charge off		(1,218)	[2]	(2,531)	[3]
Disposal		(44)		(1,910)
Ending balance		17,751		18,225
Due from banks at amortized cost and other financial assets
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		52,039,355		43,397,484
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	(4,277,667)		8,653,613
Charge off		(27,929)		(26,814)
Disposal		(856)		(910)
Business combination (Note 47)				15,982
Ending balance		47,732,903		52,039,355
Due from banks at amortized cost and other financial assets | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		51,881,798		43,245,002
Transfer (from) to 12 month expected credit losses		13,111		15,157
Transfer (from) to lifetime expected credit losses		(29,026)		(25,839)
Transfer (from) to credit- impaired financial assets		(1,049)		(1,628)
Net increase and decrease	[1]	(4,315,675)		8,633,124
Charge off		0		0
Disposal		0		0
Business combination (Note 47)				15,982
Ending balance		47,549,159		51,881,798
Due from banks at amortized cost and other financial assets | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		99,899		106,517
Transfer (from) to 12 month expected credit losses		(13,079)		(15,123)
Transfer (from) to lifetime expected credit losses		29,048		25,848
Transfer (from) to credit- impaired financial assets		(11,797)		(7,342)
Net increase and decrease	[1]	580		(10,001)
Charge off		0		0
Disposal		(1)		0
Business combination (Note 47)				0
Ending balance		104,650		99,899
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		57,658		45,965
Transfer (from) to 12 month expected credit losses		(32)		(34)
Transfer (from) to lifetime expected credit losses		(22)		(9)
Transfer (from) to credit- impaired financial assets		12,846		8,970
Net increase and decrease	[1]	37,428		30,490
Charge off		(27,929)		(26,814)
Disposal		(855)		(910)
Business combination (Note 47)				0
Ending balance		₩ 79,094		₩ 57,658

[1]	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W10,613,730 million, which is written off as of December 31, 2021.
[3]	The amount of uncollected loans currently in recovery (principal and interest) is W10,436,407 million, which is written off as of December 31, 2020.